EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Frost Growth Equity Fund, Frost Value Equity Fund, Frost Mid Cap Equity Fund, Frost Credit Fund, Frost Conservative Allocation Fund, Frost Moderate Allocation Fund and Frost Aggressive Allocation Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 31, 2017 (SEC Accession No. 0001135428-17-000898), in
interactive data format.